UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

				FORM 13F

				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Institutional Investment Manager Filing this Report:

Name:		Security Capital Global Capital Management Group Incorporated
Address:		11 South LaSalle Street
		2nd Floor
		Chicago, Illinois  60603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael J. Heller
Title:		Assistant Controller
Phone:		312-345-5826
Signature, Place, and Date of Signing

	Michael J. Heller    Chicago, Illinois   November 9, 1999

Report Type:

[X]  13F HOLDING REPORT

[  ]  13F NOTICE

[  ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total	35

Form 13F Information Table Value Total	$518,579

List of Other Included Managers:		None



Security Capital Global Capital Management Group Incorporated











FORM 13F











September 30, 1999































Voting Authority











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Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
Title of class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Managers
Sole
Shared
None
------------------------------
----------------
---------
--------
--------
---
----
-------
------------
--------
--------
--------












AIMCO

03748R101
1994
52135
SH

Sole

52135


Amli Residential Prop.

001735109
5110
243330
SH

Sole

243330


Archstone Comm.

039581103
5042
255285
SH

Sole

255285


Arden Realty Group

039793104
52089
2394905
SH

Sole

2394905


Avalon Bay Comm.

053484101
35344
1043371
SH

Sole

1043371


Boston Properties

101121101
10144
330570
SH

Sole

330570


Cabot Industrial Trust

127072106
8224
427235
SH

Sole

427235


Cadillac Fairview Corp.

126929207
1643
76000
SH

Sole

76000


CarrAmerica Realty

144418100
2538
115700
SH

Sole

115700


Catellus Devel Corp.

149111106
7755
660000
SH

Sole

660000


Cornerstone Prop.

21922H103
32337
2120445
SH

Sole

2120445


Equity Office Prop.

294741103
40757
1752970
SH

Sole

1752970


Equity Res. Prop.

29476L107
4904
115725
SH

Sole

115725


Essex Prop. Trust

297178105
5863
167810
SH

Sole

167810


Federal Realty Investment Trus

313747206
6535
312100
SH

Sole

312100


Felcor Lodging Trust Inc.

31430F101
3859
220500
SH

Sole

220500


General Growth Properties

370021107
1962
62300
SH

Sole

62300


Highwoods Properties, Inc.

431284108
29315
1132950
SH

Sole

1132950


Homestead Village Inc.

437851108
187
66500
SH

Sole

66500


Innkeepers USA Tst

4576J0104
9151
1100900
SH

Sole

1100900


Interstate Hotels Management

46088R108
59
18658
SH

Sole

18658


Liberty Prop. Trust

531172104
32634
1438410
SH

Sole

1438410


Mack-Cali Realty

554489104
6767
252400
SH

Sole

252400


Meristar Hospitality Corp.

58984Y103
6605
433100
SH

Sole

433100


Prentiss Properties

740706106
48392
2181065
SH

Sole

2181065


Public Storage Inc.

74460D109
9277
368335
SH

Sole

368335


Reckson Assoc Realty Corp

75621K106
4814
231300
SH

Sole

231300


Regency Realty Corp.

758939102
2213
105360
SH

Sole

105360


Smith Charles E Res.

832197107
5939
173705
SH

Sole

173705


Spieker Properties

848497103
9130
263200
SH

Sole

263200


Starwood Lodging

85590A203
62305
2792400
SH

Sole

2792400


TrizecHahn Corp.

896938107
37701
1990835
SH

Sole

1990835


Urban Shopping Ctrs.

917060105
23608
810580
SH

Sole

810580


Vornado Realty Trust

929042109
2910
89545
SH

Sole

89545


Wyndham International

983101106
1469
559740
SH

Sole

559740


REPORT SUMMARY
35
DATA RECORDS
518579

0
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED









































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